Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.04%
Arizona: 6.68%
Education revenue: 3.42%
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00%	7-1-2027	$ 60,000	$ 63,161
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2028	60,000	63,737
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2029	65,000	69,593
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2030	65,000	69,855
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2031	70,000	75,581
Arizona IDA Education Revenue Kipp NYC Public Charter Schools	5.00	7-1-2032	325,000	349,579
Arizona IDA Education Revenue Refunding Bond Doral Academy Northern Nevada Series A 144A	4.00	7-15-2027	125,000	121,212
				812,718
Health revenue: 3.26%
Arizona IDA Hospital Revenue Phoenix Children's Hospital Series A	5.00	2-1-2024	300,000	305,384
Maricopa County AZ IDA HonorHealth Project Series A	4.00	9-1-2051	500,000	467,422
				772,806
				1,585,524
California: 3.23%
Education revenue: 0.48%
California School Finance Authority Bright Star Schools Obligation Group 144A	5.00	6-1-2054	125,000	112,471
Utilities revenue: 2.75%
California Community Choice Financing Authority Clean Energy Project Revenue Series B 2 øø	4.42	2-1-2052	700,000	653,824
				766,295
Colorado: 1.88%
Education revenue: 1.88%
Colorado Board of Trustees School of Mines Institutional Enterprise Revenue Bonds Series 2022B (AGM Insured)	5.25	12-1-2052	300,000	328,328
Colorado ECFA Charter School New Summit Charter Academy 144A	4.00	7-1-2031	125,000	118,824
				447,152
Connecticut: 4.50%
Education revenue: 0.57%
Connecticut HEFA Trinity College Series S	5.00	6-1-2029	120,000	135,210
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series SM  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 3.93%
Connecticut HEFA Hartford Healthcare Series A	5.00%	7-1-2025	$ 725,000	$ 755,111
Connecticut HEFA Stamford Hospital Series M	5.00	7-1-2024	175,000	178,295
				933,406
				1,068,616
Florida: 3.75%
Education revenue: 0.37%
Florida Development Finance Corporation Global Outreach Charter Project 144A	4.00	6-30-2056	125,000	88,068
Health revenue: 3.38%
Florida Development Finance Corporation HCFR Lakeland Regional Health System	5.00	11-15-2026	750,000	801,577
				889,645
Georgia: 1.36%
Education revenue: 0.93%
Georgia Private College & University Authority Mercer University Project	5.00	10-1-2028	200,000	222,050
Utilities revenue: 0.43%
Municipal Electric Authority Georgia Plant Vogtle Units 3 & 4 Project Series A	5.00	1-1-2024	100,000	101,466
				323,516
Illinois: 3.96%
Education revenue: 1.08%
Illinois Finance Authority Revenue Acero Charter Schools Incorporated 144A	4.00	10-1-2035	125,000	105,199
Illinois Finance Authority Revenue LEARN Charter School Project	4.00	11-1-2027	150,000	152,502
				257,701
Miscellaneous revenue: 2.88%
Chicago IL Transit Authority Federal Transit Administration Capital Grant Receipts	5.00	6-1-2029	625,000	683,449
				941,150
Indiana: 4.92%
Health revenue: 3.30%
Indiana Finance Authority Hospital Revenue Reid Health Series 2022 (AGM Insured)	5.00	1-1-2041	725,000	785,105
Water & sewer revenue: 1.62%
Indiana Finance Authority Wastewater Utility Revenue First Lien Communications Workers of America Authority Project Series A	5.00	10-1-2023	380,000	384,406
				1,169,511
See accompanying notes to portfolio of investments

2  |  Allspring Managed Account CoreBuilder Shares - Series SM

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 0.94%
Health revenue: 0.94%
Hazard KY Appalachian Regional Healthcare Revenue Bonds Series 2021	4.00%	7-1-2051	$ 250,000	$ 223,750
Louisiana: 2.08%
Education revenue: 2.08%
Louisiana Public Facilities Authority Refunding Bonds Loyola University Project	4.00	10-1-2051	575,000	494,869
Maryland: 3.61%
Education revenue: 1.08%
Prince Georges County MD Chesapeake Lighthouse Foundation 144A	6.50	8-1-2035	250,000	256,576
Housing revenue: 0.82%
Maryland CDA Department of Housing & Community Multifamily Development Woodside Gardens Series A 144A	1.33	1-1-2024	200,000	195,596
Transportation revenue: 1.71%
Maryland Economic Development Corporation Private Activity Revenue Bonds Series B	5.25	6-30-2055	400,000	405,459
				857,631
Massachusetts: 1.65%
Education revenue: 0.58%
Massachusetts Development Finance Agency Revenue Simmons Collateral Series H (AGC Insured)	5.25	10-1-2033	125,000	137,274
Health revenue: 1.07%
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series D	5.00	7-1-2044	250,000	253,396
				390,670
Michigan: 6.24%
Education revenue: 2.14%
Central Michigan University General Revenue	5.00	10-1-2026	175,000	188,063
Universal Academy Michigan Public School Revenue Refunding Bond	2.00	12-1-2026	340,000	320,720
				508,783
GO revenue: 4.10%
Redford MI Union School District # 1 Series 1 (Qualified School Board Loan Fund Insured)	5.00	11-1-2029	845,000	971,911
				1,480,694
Mississippi: 1.21%
Miscellaneous revenue: 1.21%
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2023	285,000	287,680
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series SM  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 0.65%
Health revenue: 0.65%
Missouri HEFA Lake Regional Health System	5.00%	2-15-2025	$ 150,000	$ 153,939
New Hampshire: 2.31%
Health revenue: 2.31%
New Hampshire HEFA Concord Hospital Project Series A	5.00	10-1-2028	500,000	548,986
New Jersey: 6.12%
Miscellaneous revenue: 3.28%
New Jersey EDA School Facilities Construction Series Q	4.00	6-15-2034	750,000	779,735
Transportation revenue: 2.84%
New Jersey Transportation Trust Fund CAB Transportation System Series A ¤	0.00	12-15-2032	215,000	153,244
South Jersey Transportation Authority Transportation System Revenue Bonds 2022 Series A	5.25	11-1-2052	500,000	520,293
				673,537
				1,453,272
New York: 8.65%
Education revenue: 4.92%
Build New York City Resource Corporation Academic Leadership Charter Project	4.00	6-15-2036	400,000	380,579
Build New York City Resource Corporation New World Preparatory Charter School Project	4.00	6-15-2031	300,000	281,355
New York Dormitory Authority Revenues Non Fordham University Series A	5.00	7-1-2041	285,000	296,008
Saint Lawrence County NY IDA Civic Development Corporation Clarkson University Project Series A	5.00	9-1-2040	100,000	104,844
Saint Lawrence County NY IDA Civic Development Corporation Clarkson University Project Series A	5.00	9-1-2041	100,000	104,732
				1,167,518
Transportation revenue: 1.93%
Metropolitan Transportation Authority Revenue Transportation Climate Bond Series 2020D	4.00	11-15-2047	500,000	458,823
Water & sewer revenue: 1.80%
Buffalo NY Sewer Authority Green Bonds (BAM Insured)	5.00	6-15-2031	175,000	198,940
Western Nassau County NY Water Authority Series A Green Bonds	4.00	4-1-2041	225,000	227,618
				426,558
				2,052,899
North Carolina: 3.52%
Education revenue: 1.57%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bond Campbell University Series A	5.00	10-1-2027	350,000	373,260
See accompanying notes to portfolio of investments

4  |  Allspring Managed Account CoreBuilder Shares - Series SM

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.95%
Fayetteville State University Revenue Refunding Bond Limited Obligation Student Housing Project (AGM Insured)	5.00%	4-1-2025	$ 445,000	$ 462,460
				835,720
North Dakota: 2.25%
Health revenue: 1.17%
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2024	270,000	277,156
Miscellaneous revenue: 1.08%
University of North Dakota Certificates of Participation Housing Infrastructure Project Series A (AGM Insured)	5.00	6-1-2024	250,000	256,326
				533,482
Ohio: 1.68%
Education revenue: 0.86%
Northeast Ohio Medical University General Receipts Refunding Bond Series B (BAM Insured)	5.00	12-1-2023	100,000	101,382
Northeast Ohio Medical University General Receipts Refunding Bond Series B (BAM Insured)	5.00	12-1-2024	100,000	103,535
				204,917
Housing revenue: 0.82%
Columbus OH Metropolitan Housing Authority General Revenue Bonds	1.00	8-1-2024	200,000	194,473
				399,390
Oklahoma: 3.11%
Transportation revenue: 3.11%
Oklahoma Turnpike Authority Second Senior Revenue Bonds Series C	5.00	1-1-2047	705,000	737,560
Pennsylvania: 10.50%
Education revenue: 3.76%
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2046	400,000	333,498
Pennsylvania HEFAR Drexel University	5.00	5-1-2026	445,000	472,802
Pennsylvania HEFAR Widener University Series A	4.00	7-15-2046	100,000	86,970
				893,270
Health revenue: 3.06%
Lehigh County PA General Purpose Authority Revenues Good Shepherd Group Series A	4.00	11-1-2027	700,000	726,338
Transportation revenue: 3.68%
Pennsylvania Turnpike Commission Subordinated Revenue Refunding Bonds	5.00	6-1-2028	275,000	291,895
Pennsylvania Turnpike Commission Subordinated Revenue Refunding Bonds Series B-1	5.00	6-1-2030	535,000	580,914
				872,809
				2,492,417
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series SM  |  5

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Rhode Island: 2.63%
Education revenue: 2.63%
Rhode Island HEFA Providence College Project Series A	4.00%	11-1-2050	$ 645,000	$ 625,330
Texas: 2.75%
Education revenue: 1.91%
Odessa College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2025	440,000	453,076
Water & sewer revenue: 0.84%
Upper Trinity Regional Water District Regional Treated Water Supply Project (BAM Insured)	4.00	8-1-2038	200,000	201,106
				654,182
Washington: 6.00%
Health revenue: 4.33%
Washington Health Care Facilities Authority Revenue Bonds Series 2020	5.00	9-1-2050	1,000,000	1,028,794
Housing revenue: 0.63%
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	3.00	10-1-2025	150,000	150,192
Utilities revenue: 1.04%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	4.22	5-1-2045	250,000	245,412
				1,424,398
Wisconsin: 1.86%
Education revenue: 0.84%
Coral Academy of Science Wisconsin PFA Education Revenue	4.00	7-1-2024	100,000	99,991
Coral Academy of Science Wisconsin PFA Education Revenue	4.00	7-1-2025	100,000	99,515
				199,506
Health revenue: 1.02%
Carson Valley Medical Center Wisconsin PFA Hospital Revenue Series A	3.00	12-1-2026	250,000	242,963
				442,469
Total Municipal obligations (Cost $25,451,678)				23,280,747

		Yield	Shares
Short-term investments: 0.54%
Investment companies: 0.54%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞		4.12	129,485	129,498
Total Short-term investments (Cost $129,511)				129,498
Total investments in securities (Cost $25,581,189)	98.58%			23,410,245
Other assets and liabilities, net	1.42			336,286
Total net assets	100.00%			$23,746,531

See accompanying notes to portfolio of investments

6  |  Allspring Managed Account CoreBuilder Shares - Series SM

Portfolio of investments—March 31, 2023 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
IDA	Industrial Development Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$33,248	$204,669	$(108,406)	$(13)	$0	$129,498	129,485	$847
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series SM  |  7

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$23,280,747	$0	$23,280,747
Short-term investments
Investment companies	129,498	0	0	129,498
Total assets	$129,498	$23,280,747	$0	$23,410,245
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

8  |  Allspring Managed Account CoreBuilder Shares - Series SM